                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-3326

Exact name of registrant as specified in charter:      Prudential Equity Fund, Inc.
                                                       (d/b/a Strategic Partners Equity
                                                       Fund)

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Marguerite E.H. Morrison
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7525

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Semiannual Report June 30, 2003

STRATEGIC PARTNERS
Equity Fund                    [LOGO] Strategic Partners


Objective: Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Equity Fund

Performance at a Glance

FUND OBJECTIVE
The Strategic Partners Equity Fund (the Fund) seeks long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns(1)            As of 6/30/03

                     Six Months   One Year    Five Years    Ten Years      Since Inception(2)
Class A                11.91%      -2.06%      -13.68%         106.01%         233.86%
Class B                11.46       -2.84       -16.88           91.04         1015.00
Class C                11.47       -2.83       -16.87            N/A            74.66
Class Z                11.92       -1.87       -12.63            N/A            38.40
S&P 500 Index(3)       11.75        0.25        -7.79          160.25            ***
Russell 1000
Index(4)               12.34        0.95        -6.09          157.89           ****
Lipper Large-Cap
Core Funds Avg.(5)     10.38       -1.94       -12.13          121.88          *****

Average Annual Total Returns(1)        As of 6/30/03

                       One Year  Five Years    Ten Years    Since Inception(2)
Class A                 -6.96%     -3.89%       6.95%             8.97%
Class B                 -7.70      -3.76        6.69             11.99
Class C                 -4.76      -3.82         N/A              6.34
Class Z                 -1.87      -2.66         N/A              4.53
S&P 500 Index(3)         0.25      -1.61       10.04              ***
Russell 1000
Index(4)                 0.95      -1.25        9.94             ****
Lipper Large-Cap
Core Funds Avg.(5)      -1.94      -2.71        8.13            *****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. (1)Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. (2)Inception dates: Class A, 1/22/90; Class B, 3/15/82; Class C, 8/1/94; and Class Z, 3/1/96. (3)The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large
                             www.strategicpartners.com      (800) 225-1852

Semiannual Report      June 30, 2003

U.S. public companies. It gives a broad look at how stock prices in the United States have performed. (4)The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. (5)The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P 500 Index
Closest Month-End to Inception cumulative total returns as of 6/30/03 are 297.74% for Class A, 1499.69% for Class B, 148.51% for Class C, and 70.53%
for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 10.84% for Class A, 13.94% for Class B, 10.75% for Class C, and 7.55% for Class Z. ****Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 6/30/03 are 304.37% for Class A, 1446.39% for Class B, 148.01% for Class C, and 69.75% for Class Z. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 10.98% for Class A, 13.75% for Class B, 10.72% for Class C, and 7.48% for Class Z. *****Lipper Average Closest Month-End to Inception cumulative total returns as of 6/30/03 are 246.70% for Class A, 1073.28% for Class B, 110.21% for Class C, and 49.11% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/03 are 9.54% for Class A, 11.97% for Class B, 8.52% for Class C, and
5.45% for Class Z.


Five Largest Holdings
Expressed as a percentage of net assets as of 6/30/03.

      2.8%   Microsoft Corp.
             Software
      2.7    Pfizer, Inc.
             Pharmaceuticals
      2.4    Amgen, Inc.
             Biotechnology
      2.1    Intel Corp.
             Semiconductors &
             Semiconductor Equipment
      2.0    American International Group, Inc.
             Insurance
Holdings are subject to change.


Five Largest Industries
Expressed as a percentage of net assets as of 6/30/03.
     10.5%   Pharmaceuticals
      6.9    Diversified Financials
      6.5    Semiconductors &
             Semiconductor Equipment
      6.1    Oil & Gas
      5.7    Media
Industries are subject to change.

                                       [LOGO] Strategic Partners

                                       August 15, 2003

DEAR SHAREHOLDER,
Stocks and bonds often move in opposite directions. However, for a period during the spring of 2003, both markets in the United States rallied in tandem. Recently, signs of stronger economic growth helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset managers. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Strategic Partners Equity Fund in March 2003. Thank you for your confidence in Strategic Partners mutual funds. We look forward to serving your future investment needs.

Sincerely,
Judy A. Rice, President
Strategic Partners Equity Fund

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited)

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.5%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  1.5%
    103,588   Boeing Co.                                          $      3,555,140
      6,898   General Dynamics Corp.                                       500,105
     41,011   Honeywell International, Inc.                              1,101,145
    365,082   Lockheed Martin Corp.                                     17,366,951
     10,635   Northrop Grumman Corp.                                       917,694
     18,806   Raytheon Co.                                                 617,589
     63,991   United Technologies Corp.                                  4,532,483
                                                                  ----------------
                                                                        28,591,107
-------------------------------------------------------------------------------------
Air Freight & Couriers  0.2%
      6,624   FedEx Corp.                                                  410,887
     47,498   United Parcel Service, Inc. (Class B)                      3,025,622
                                                                  ----------------
                                                                         3,436,509
-------------------------------------------------------------------------------------
Airlines
     16,366   Southwest Airlines Co.                                       281,495
-------------------------------------------------------------------------------------
Automobiles  1.2%
     40,741   Ford Motor Co.                                               447,744
     24,498   General Motors Corp.                                         881,928
    254,192   Harley-Davidson, Inc.                                     10,132,093
     27,733   Porsche AG                                                11,751,608
                                                                  ----------------
                                                                        23,213,373
-------------------------------------------------------------------------------------
Beverages  1.1%
     42,272   Anheuser-Busch Companies, Inc.                             2,157,986
    108,942   Coca-Cola Co.                                              5,055,998
     41,273   Pepsi Bottling Group, Inc.                                   826,285
    280,009   PepsiCo, Inc.                                             12,460,401
                                                                  ----------------
                                                                        20,500,670
-------------------------------------------------------------------------------------
Biotechnology  3.9%
    690,343   Amgen, Inc.(a)                                            45,866,389
     14,374   Biogen, Inc.(a)                                              546,212

    See Notes to Financial Statements                                      3

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     89,900   Cephalon, Inc.(a)                                   $      3,700,284
    227,400   Gilead Sciences, Inc.(a)                                  12,638,892
    304,283   MedImmune, Inc.(a)                                        11,066,773
                                                                  ----------------
                                                                        73,818,550
-------------------------------------------------------------------------------------
Building Products  0.3%
     65,800   American Standard Cos., Inc.(a)                            4,864,594
     15,836   Masco Corp.                                                  377,689
                                                                  ----------------
                                                                         5,242,283
-------------------------------------------------------------------------------------
Capital Markets  2.1%
    243,805   Goldman Sachs Group, Inc.                                 20,418,669
    423,095   Merrill Lynch & Co.                                       19,750,074
                                                                  ----------------
                                                                        40,168,743
-------------------------------------------------------------------------------------
Chemicals  0.3%
     16,643   Air Products & Chemicals, Inc.                               692,349
     37,645   Dow Chemical Co.                                           1,165,489
     43,104   E.I. du Pont de Nemours & Co.                              1,794,851
     12,412   Ecolab, Inc.                                                 317,747
     11,150   International Flavors & Fragrances, Inc.                     356,019
      6,657   PPG Industries, Inc.                                         337,776
     15,478   Praxair, Inc.                                                930,228
     14,320   Rohm & Haas Co.                                              444,350
                                                                  ----------------
                                                                         6,038,809
-------------------------------------------------------------------------------------
Commercial Banks  4.7%
    196,975   Bank of America Corp.                                     15,566,934
    371,696   Bank of New York Co., Inc.                                10,686,260
    464,851   Bank One Corp.                                            17,283,160
     97,370   Fifth Third Bancorp                                        5,583,196
    216,918   FleetBoston Financial Corp.                                6,444,634
     12,881   Golden West Financial Corp.                                1,030,609
     75,540   Mellon Financial Corp.                                     2,096,235
     16,621   SunTrust Banks, Inc.                                         986,290
    280,790   US Bancorp                                                 6,879,355
    150,553   Wachovia Corp.                                             6,016,098
     51,126   Washington Mutual, Inc.                                    2,111,504

    4                                      See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
    267,335   Wells Fargo & Co.                                   $     13,473,684
                                                                  ----------------
                                                                        88,157,959
-------------------------------------------------------------------------------------
Commercial Services & Supplies  0.5%
     24,997   Automatic Data Processing, Inc.                              846,398
     55,322   Avery Dennison Corp.                                       2,777,164
     63,042   Cendant Corp.(a)                                           1,154,930
     15,582   Certegy, Inc.(a)                                             432,401
     11,730   Cintas Corp.                                                 415,711
     37,642   Concord EFS, Inc.(a)                                         554,090
     16,875   Fiserv, Inc.(a)                                              600,919
      8,920   H&R Block, Inc.                                              385,790
     15,478   Pitney Bowes, Inc.                                           594,510
     41,873   Waste Management, Inc.                                     1,008,721
                                                                  ----------------
                                                                         8,770,634
-------------------------------------------------------------------------------------
Communications Equipment  2.6%
  1,656,717   Cisco Systems, Inc.(a)                                    27,650,607
    175,800   Comverse Technology, Inc.(a)                               2,642,274
     72,327   Corning, Inc.(a)                                             534,496
     43,920   Lucent Technologies, Inc.(a)                                  89,158
    110,306   Motorola, Inc.                                             1,040,186
  1,029,700   Nokia Corp. ADR (Finland)                                 16,917,971
     34,550   QUALCOMM, Inc.                                             1,235,162
                                                                  ----------------
                                                                        50,109,854
-------------------------------------------------------------------------------------
Computer & Peripherals  3.8%
    406,815   Dell Computer Corp.(a)                                    13,001,807
    120,620   EMC Corp.(a)                                               1,262,891
  1,639,898   Hewlett-Packard Co.                                       34,929,828
    230,962   IBM Corp.                                                 19,054,365
      2,931   Lexmark International, Inc.(a)                               207,427
    675,552   Sun Microsystems, Inc.(a)                                  3,107,539
                                                                  ----------------
                                                                        71,563,857

    See Notes to Financial Statements                                      5

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Consumer Finance  1.8%
    673,765   American Express Co.                                $     28,170,115
    147,639   SLM Corp.                                                  5,783,020
                                                                  ----------------
                                                                        33,953,135
-------------------------------------------------------------------------------------
Containers & Packaging  0.8%
      2,696   Bemis Co., Inc.                                              126,173
     14,346   Pactiv Corp.(a)                                              282,759
    168,000   Smurfit-Stone Container Corp.(a)                           2,189,040
    303,200   Temple-Inland, Inc.(b)                                    13,010,312
                                                                  ----------------
                                                                        15,608,284
-------------------------------------------------------------------------------------
Diversified Financial Services  3.0%
     79,518   Charles Schwab Corp.                                         802,337
    620,662   Citigroup, Inc.                                           26,564,333
     17,391   Countrywide Financial Corp.                                1,209,892
     77,723   Fannie Mae                                                 5,241,639
     95,279   Freddie Mac                                                4,837,315
    258,333   JP Morgan Chase & Co.                                      8,829,822
     12,196   Lehman Brothers Holdings, Inc.                               810,790
    189,424   MBNA Corp.                                                 3,947,596
     61,875   Morgan Stanley                                             2,645,156
     52,019   State Street Corp.                                         2,049,549
                                                                  ----------------
                                                                        56,938,429
-------------------------------------------------------------------------------------
Diversified Telecommunication Services  1.4%
     12,315   ALLTEL Corp.                                                 593,829
     35,528   AT&T Corp.                                                   683,914
    283,609   BellSouth Corp.                                            7,552,508
    155,474   SBC Communications, Inc.                                   3,972,361
     22,513   Sprint Corp. (FON Group)                                     324,187
    348,143   Verizon Communications, Inc.                              13,734,241
                                                                  ----------------
                                                                        26,861,040
-------------------------------------------------------------------------------------
Electric Utilities  2.6%
     19,971   American Electric Power Co., Inc.                            595,735
    112,500   Consolidated Edison, Inc.                                  4,869,000
     29,956   Dominion Resources, Inc.                                   1,925,272

    6                                      See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     26,628   Entergy Corp.                                       $      1,405,426
     93,756   Exelon Corp.                                               5,607,546
    316,093   FirstEnergy Corp.                                         12,153,776
     14,979   FPL Group, Inc.                                            1,001,346
    126,414   Progress Energy, Inc.                                      5,549,575
     13,314   Public Service Enterprise Group, Inc.                        562,516
     46,599   Southern Co.                                               1,452,025
    544,735   TXU Corp.(b)                                              12,229,301
     78,300   Xcel Energy, Inc.(a)                                       1,177,632
                                                                  ----------------
                                                                        48,529,150
-------------------------------------------------------------------------------------
Electrical Equipment  0.1%
     14,246   Emerson Electric Co.                                         727,970
     18,110   Molex, Inc. (Class A)                                        419,772
                                                                  ----------------
                                                                         1,147,742
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  0.3%
    264,169   Agilent Technologies, Inc.(a)                              5,164,504
      7,774   Jabil Circuit, Inc.(a)                                       171,805
                                                                  ----------------
                                                                         5,336,309
-------------------------------------------------------------------------------------
Energy Equipment & Services  2.5%
      9,986   Baker Hughes, Inc.                                           335,230
    409,000   BJ Services Co.(a)                                        15,280,240
    129,100   ENSCO International, Inc.                                  3,472,790
     21,669   Halliburton Co.                                              498,387
     11,650   Nabors Industries Ltd. (Barbados)(a)                         460,757
     15,810   Noble Corp.(a)                                               542,283
    187,751   Schlumberger Ltd.                                          8,931,315
    606,500   Transocean Sedco Forex, Inc.(a)                           13,324,805
    110,614   Weatherford International Ltd.(a)                          4,634,727
                                                                  ----------------
                                                                        47,480,534
-------------------------------------------------------------------------------------
Food & Staples Retailing  2.8%
      6,819   CVS Corp.                                                    191,136
     66,570   Kroger Co.(a)                                              1,110,388
    289,602   Safeway, Inc.(a)                                           5,925,257
     54,907   SYSCO Corp.                                                1,649,406

    See Notes to Financial Statements                                      7

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     27,627   Walgreen Co.                                        $        831,573
    690,960   Wal-Mart Stores, Inc.(d)                                  37,083,823
    144,800   Whole Foods Market, Inc.(a)                                6,882,344
                                                                  ----------------
                                                                        53,673,927
-------------------------------------------------------------------------------------
Food Products  0.5%
     31,765   Campbell Soup Co.                                            778,242
     45,501   ConAgra Foods, Inc.                                        1,073,824
     28,559   General Mills, Inc.                                        1,353,982
     10,618   Hershey Foods Corp.                                          739,650
      5,775   Kellogg Co.                                                  198,487
    147,000   Kraft Foods, Inc. (Class A)                                4,784,850
                                                                  ----------------
                                                                         8,929,035
-------------------------------------------------------------------------------------
Gas Utilities  0.2%
     12,948   Kinder Morgan, Inc.                                          707,608
    169,900   NiSource, Inc.                                             3,228,100
                                                                  ----------------
                                                                         3,935,708
-------------------------------------------------------------------------------------
Healthcare Equipment & Supplies  0.9%
     21,635   Baxter International, Inc.                                   562,510
     24,964   Boston Scientific Corp.(a)                                 1,525,300
     80,300   Guidant Corp.                                              3,564,517
    210,013   Medtronic, Inc.                                           10,074,324
      6,819   Smith & Nephew PLC ADR (United Kingdom)                      395,502
      9,790   Zimmer Holdings, Inc.(a)                                     441,040
                                                                  ----------------
                                                                        16,563,193
-------------------------------------------------------------------------------------
Healthcare Providers & Services  0.5%
     52,506   Cardinal Health, Inc.                                      3,376,136
     23,300   CIGNA Corp.                                                1,093,702
     44,935   HCA, Inc.                                                  1,439,717
      8,321   Quest Diagnostics, Inc.(a)                                   530,880
     39,942   UnitedHealth Group, Inc.                                   2,007,085
     27,226   WebMD Corp.(a)                                               294,858
                                                                  ----------------
                                                                         8,742,378

    8                                      See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Hotels Restaurants & Leisure  1.6%
     30,789   Carnival Corp.                                      $      1,000,950
     16,875   Darden Restaurants, Inc.                                     320,288
      4,193   Harrah's Entertainment, Inc.(a)                              168,726
      4,260   International Game Technology, Inc.(a)                       435,926
    232,479   Marriott International, Inc. (Class A)                     8,931,843
    318,550   McDonald's Corp.                                           7,027,213
     93,900   MGM Mirage, Inc.(a)                                        3,209,502
    318,100   Wendy's International, Inc.                                9,215,357
                                                                  ----------------
                                                                        30,309,805
-------------------------------------------------------------------------------------
Household Durables  0.3%
      3,628   American Greetings Corp. (Class A)(a)                         71,254
      4,367   Black & Decker Corp.                                         189,746
      2,729   Centex Corp.                                                 212,289
     80,656   Fortune Brands, Inc.                                       4,210,243
      2,297   KB HOME                                                      142,368
      9,751   Leggett & Platt, Inc.                                        199,896
      4,131   Maytag Corp.                                                 100,879
     12,881   Newell Rubbermaid, Inc.                                      360,668
      2,829   Pulte Homes, Inc.                                            174,436
      3,246   Snap-on, Inc.                                                 94,231
      4,599   Stanley Works                                                126,933
      3,487   Tupperware Corp.                                              50,073
      3,388   Whirlpool Corp.                                              215,816
                                                                  ----------------
                                                                         6,148,832
-------------------------------------------------------------------------------------
Household Products  1.2%
     26,628   Clorox Co.                                                 1,135,684
     36,614   Colgate-Palmolive Co.                                      2,121,781
    183,573   Kimberly-Clark Corp.                                       9,571,496
    105,774   Procter & Gamble Co.                                       9,432,926
                                                                  ----------------
                                                                        22,261,887
-------------------------------------------------------------------------------------
Industrial Conglomerates  1.7%
    132,417   3M Co.                                                    17,079,145
    222,600   General Electric Co.                                       6,384,168

    See Notes to Financial Statements                                      9

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     11,550   Textron, Inc.                                       $        450,681
    440,946   Tyco International Ltd. (Bermuda)                          8,369,155
                                                                  ----------------
                                                                        32,283,149
-------------------------------------------------------------------------------------
Insurance  5.0%
     32,187   ACE Ltd.                                                   1,103,692
     15,438   AFLAC, Inc.                                                  474,719
     50,626   Allstate Corp.                                             1,804,817
      9,986   Ambac Financial Group, Inc.                                  661,573
    688,696   American International Group, Inc.                        38,002,245
      3,916   Aon Corp.                                                     94,297
         37   Berkshire Hathaway, Inc. (Class A)(a)                      2,682,500
     18,400   Chubb Corp.                                                1,104,000
    256,728   Hartford Financial Services Group, Inc.(b)                12,928,822
     21,935   John Hancock Financial Services, Inc.                        674,063
     18,264   Lincoln National Corp.                                       650,746
    245,800   Loews Corp.                                               11,623,882
    116,415   Marsh & McLennan Companies, Inc.                           5,945,314
     95,295   MetLife, Inc.                                              2,698,754
      5,651   Platinum Underwriters Holdings Ltd.                          153,368
     85,549   Travelers Property Casualty Corp. (Class B)                1,349,108
    145,300   XL Capital Ltd. (Class A) (Bermuda)                       12,059,900
                                                                  ----------------
                                                                        94,011,800
-------------------------------------------------------------------------------------
Internet & Catalog Retail  0.5%
     91,524   eBay, Inc.(a)                                              9,534,970
-------------------------------------------------------------------------------------
Internet Software & Services
     26,387   Yahoo!, Inc.(a)                                              864,438
-------------------------------------------------------------------------------------
IT Services  1.7%
     19,605   Affiliated Computer Services, Inc. (Class A)(a)              896,537
    332,359   Electronic Data Systems Corp.                              7,129,100
    315,337   First Data Corp.                                          13,067,565
    366,200   Paychex, Inc.                                             10,733,322
     51,500   Unisys Corp.(a)                                              632,420
                                                                  ----------------
                                                                        32,458,944

    10                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Leisure Equipment & Products
     14,080   Eastman Kodak Co.                                   $        385,088
     24,345   Mattel, Inc.                                                 460,607
                                                                  ----------------
                                                                           845,695
-------------------------------------------------------------------------------------
Machinery  0.8%
     16,742   Caterpillar, Inc.                                            931,860
     47,900   Cummins, Inc.                                              1,719,131
     42,938   Danaher Corp.                                              2,921,931
     22,584   Deere & Co.                                                1,032,089
     23,233   Dover Corp.                                                  696,061
      7,323   Eaton Corp.                                                  575,661
     18,873   Illinois Tool Works, Inc.                                  1,242,787
      7,639   Ingersoll-Rand Co. (Class A) (Bermuda)                       361,477
    102,900   Navistar International Corp.(a)                            3,357,627
     43,050   PACCAR, Inc.                                               2,908,458
                                                                  ----------------
                                                                        15,747,082
-------------------------------------------------------------------------------------
Media  5.7%
    219,681   AOL Time Warner, Inc.(a)                                   3,534,667
    227,147   Clear Channel Communications, Inc.(a)                      9,628,761
    263,301   Comcast Corp. (Class A)(a)                                 7,946,424
    232,634   Comcast Corp. (Special Class A)(a)                         6,706,839
     12,915   Gannett Co., Inc.                                            992,001
    133,300   InterActiveCorp(a)                                         5,274,681
    397,932   Liberty Media Corp. (Class A)(a)                           4,600,094
      9,386   McGraw-Hill Cos., Inc.                                       581,932
    162,150   New York Times Co. (Class A)                               7,377,825
    349,400   News Corp. Ltd. ADR (Australia)                            8,752,470
    166,310   Omnicom Group, Inc.                                       11,924,427
     14,645   Tribune Co.                                                  707,354
    191,500   Univision Communications, Inc. (Class A)(a)(b)             5,821,600
    753,347   Viacom, Inc. (Class B)(a)                                 32,891,130
     73,859   Walt Disney Co.                                            1,458,715
                                                                  ----------------
                                                                       108,198,920

    See Notes to Financial Statements                                     11

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Metals & Mining  5.4%
  1,100,430   Alcoa, Inc.                                         $     28,060,965
    128,194   Barrick Gold Corp.                                         2,294,673
    657,000   Companhia Vale do Rio Doce ADR (Brazil)                   19,486,620
  1,241,695   Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)         30,421,528
    703,688   Newmont Mining Corp.                                      22,841,712
                                                                  ----------------
                                                                       103,105,498
-------------------------------------------------------------------------------------
Multi-line Retail  1.0%
    207,355   Costco Wholesale Corp.(a)                                  7,589,193
      8,524   Family Dollar Stores, Inc.                                   325,191
    146,839   Federated Department Stores, Inc.                          5,411,017
     18,906   Kohl's Corp.(a)                                              971,390
      8,729   Sears, Roebuck & Co.                                         293,644
     91,532   Target Corp.                                               3,463,571
                                                                  ----------------
                                                                        18,054,006
-------------------------------------------------------------------------------------
Multi-Utilities
     16,643   Duke Energy Co.                                              332,028
     31,511   Mirant Corp.(a)                                               91,382
                                                                  ----------------
                                                                           423,410
-------------------------------------------------------------------------------------
Oil & Gas  6.1%
    149,625   Apache Corp.                                               9,734,602
     11,650   BP PLC ADR (United Kingdom)                                  489,533
     24,298   Burlington Resources, Inc.                                 1,313,793
    146,749   ChevronTexaco Corp.                                       10,595,278
     44,620   ConocoPhillips                                             2,445,176
     16,443   Devon Energy Corp.                                           878,056
     20,637   Encana Corp.                                                 791,842
    740,079   Exxon Mobil Corp.(d)                                      26,576,237
    289,400   Kerr-McGee Corp.                                          12,965,120
     74,000   Occidental Petroleum Corp.                                 2,482,700
    758,500   Suncor Energy, Inc.(a)                                    14,145,641
    430,000   TotalFinaElf SA ADR (France)                              32,594,000
                                                                  ----------------
                                                                       115,011,978

    12                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Paper & Forest Products  0.9%
    421,529   International Paper Co.(b)                          $     15,061,231
     14,446   MeadWestvaco Corp.                                           356,816
     14,512   Weyerhaeuser Co.                                             783,648
                                                                  ----------------
                                                                        16,201,695
-------------------------------------------------------------------------------------
Personal Products  1.1%
    195,800   Avon Products, Inc.                                       12,178,760
    196,200   Estee Lauder Cos., Inc. (Class A)                          6,578,586
     43,271   Gillette Co.                                               1,378,614
                                                                  ----------------
                                                                        20,135,960
-------------------------------------------------------------------------------------
Pharmaceuticals  10.5%
    577,313   Abbott Laboratories                                       25,263,217
    141,000   Allergan, Inc.                                            10,871,100
    223,000   AstraZeneca PLC ADR (United Kingdom)                       9,091,710
     43,271   Bristol-Myers Squibb Co.                                   1,174,808
     48,885   Eli Lilly & Co.                                            3,371,598
     19,305   Forest Laboratories, Inc.(a)                               1,056,949
    523,918   Johnson & Johnson                                         27,086,561
    190,526   Merck & Co., Inc.                                         11,536,349
    106,150   Mylan Laboratories, Inc.                                   3,690,835
  1,500,716   Pfizer, Inc.(d)                                           51,249,451
    391,700   Schering-Plough Corp.                                      7,285,620
    526,300   Sepracor, Inc.(a)                                          9,489,189
    499,400   Teva Pharmaceutical Industries Ltd. ADR (Israel)          28,430,842
      8,557   Watson Pharmaceuticals, Inc.(a)                              345,446
    207,181   Wyeth                                                      9,437,095
                                                                  ----------------
                                                                       199,380,770
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.1%
     43,000   iStar Financial, Inc.                                      1,569,500
     23,899   Simon Property Group, Inc.                                   932,778
                                                                  ----------------
                                                                         2,502,278
-------------------------------------------------------------------------------------
Road & Rail  0.3%
     36,580   Burlington Northern, Inc.                                  1,040,335

    See Notes to Financial Statements                                     13

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     81,400   Canadian National Railway Co. (Canada)              $      3,928,364
     22,900   Union Pacific Corp.                                        1,328,658
                                                                  ----------------
                                                                         6,297,357
-------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment  6.5%
    624,400   Altera Corp.(a)                                           10,240,160
     29,857   Analog Devices, Inc.(a)                                    1,039,621
    745,828   Applied Materials, Inc.(a)                                11,828,832
    308,400   ASML Holding NV (Netherlands)(a)                           2,948,304
     17,521   Axcelis Technologies, Inc.(a)                                107,228
     10,267   Broadcom Corp.(a)                                            255,751
    266,900   Infineon Technologies AG ADR (Germany)(a)                  2,559,571
  1,929,343   Intel Corp.                                               40,099,465
    224,934   KLA-Tencor Corp.(a)(b)                                    10,457,182
     12,015   Linear Technology Corp.                                      387,003
    144,300   LSI Logic Corp.(a)                                         1,021,644
     27,160   Maxim Integrated Products, Inc.                              928,600
      9,020   Microchip Technology, Inc.                                   222,163
     21,169   Micron Technology, Inc.(a)                                   246,195
    293,600   Novellus Systems, Inc.(a)                                 10,751,926
    549,500   STMicroelectronics NV (Switzerland)                       11,424,105
    982,487   Texas Instruments, Inc.                                   17,291,771
     28,925   Xilinx, Inc.(a)                                              732,092
                                                                  ----------------
                                                                       122,541,613
-------------------------------------------------------------------------------------
Software  4.5%
      2,090   Adobe Systems, Inc.                                           67,026
    309,764   BMC Software, Inc.(a)                                      5,058,446
      1,512   Electronic Arts, Inc.(a)                                     111,873
     27,999   Intuit, Inc.(a)                                            1,246,796
  2,070,061   Microsoft Corp.                                           53,014,262
    632,155   Oracle Corp.(a)                                            7,598,503
      8,632   PeopleSoft, Inc.(a)                                          151,837
    336,000   SAP AG ADR (Germany)(b)                                    9,817,920
     43,986   Siebel Systems, Inc.(a)                                      419,626
      1,587   Symantec Corp.(a)                                             69,606
        695   Synopsys, Inc.(a)                                             42,986

    14                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
    290,745   VERITAS Software Corp.(a)                           $      8,335,659
                                                                  ----------------
                                                                        85,934,540
-------------------------------------------------------------------------------------
Specialty Retail  2.3%
     15,445   AutoNation, Inc.(a)                                          242,795
      9,520   Bed Bath & Beyond, Inc.(a)                                   369,471
    288,369   Best Buy Co., Inc.(a)                                     12,665,167
    465,308   CarMax, Inc.(a)                                           14,029,036
     40,974   Gap, Inc.                                                    768,672
    424,791   Home Depot, Inc.                                          14,069,078
     52,790   Lowe's Cos., Inc.                                          2,267,331
                                                                  ----------------
                                                                        44,411,550
-------------------------------------------------------------------------------------
Textiles & Apparel
     11,916   NIKE, Inc. (Class B)                                         637,387
-------------------------------------------------------------------------------------
Tobacco  0.5%
    222,474   Altria Group, Inc.                                        10,109,219
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  1.2%
    958,806   AT&T Wireless Services, Inc.(a)                            7,871,797
     49,361   Nextel Communications, Inc. (Class A)(a)                     892,447
     51,144   Sprint Corp. (PCS Group)                                     294,078
    681,882   Vodafone Group PLC ADR (United Kingdom)(b)                13,398,981
                                                                  ----------------
                                                                        22,457,303
                                                                  ----------------
              Total long-term investments (cost $1,836,807,143)      1,867,462,793
                                                                  ----------------

    See Notes to Financial Statements                                     15

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  5.6%
Mutual Fund  4.8%
 90,647,932   Prudential Core Investment Fund-Taxable Money
               Market Series (cost $90,647,932; Note 3)(c)        $     90,647,932
                                                                  ----------------
Principal
Amount
(000)
----------------------------------------------------------------------------------------
Repurchase Agreement  0.8%
$    15,805   Joint Repurchase Agreement Account,
               1.25%, 7/01/03, (cost $15,805,000; Note 6)               15,805,000
                                                                  ----------------
              Total short-term investments (cost $106,452,932)         106,452,932
                                                                  ----------------
Contracts
----------------------------------------------------------------------------------------
Outstanding Option Purchased(a)
-------------------------------------------------------------------------------------
Put Option
        590   AstraZeneca PLC
               expiring 7/19/03 @$40.00
               (cost $26,550)                                               55,342
                                                                  ----------------
              Total Investments before Outstanding Option
               Written  104.1%
               (cost $1,943,286,625; Note 5)                         1,973,971,067
                                                                  ----------------
Shares
----------------------------------------------------------------------------------------
Outstanding Option Written(a)
-------------------------------------------------------------------------------------
Call Option
      (590)   AstraZeneca PLC
               expiring 7/18/03 @$50.00
               (premiums received $5,900)                                     (531)
                                                                  ----------------
              Total Investments, Net of Outstanding Option
               Written  104.1%
               (cost $1,943,280,725)                                 1,973,970,536
              Liabilities in excess of other assets  (4.1%)            (77,480,046)
                                                                  ----------------
              Net Assets  100%                                    $  1,896,490,490
                                                                  ----------------
                                                                  ----------------

    16                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

(a) Non-income producing security.

(b) Portion of securities on loan, see Note 4.

(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d) Portion of securities segregated as collateral for financial futures contracts.

ADR--American Depository Receipt.


    See Notes to Financial Statements                                     17

Strategic Partners Equity Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at value including securities on loan of
   $66,856,408 (cost $1,943,286,625)                             $ 1,973,971,067
Foreign currency, at value (cost $23,654)                                 23,725
Receivable for investments sold                                        7,521,802
Receivable for Fund shares sold                                        1,922,974
Dividends and interest receivable                                      1,519,987
Tax reclaim receivable                                                   172,931
Receivable for securities lending income (gross)                          65,930
Prepaid expenses and other assets                                         50,713
Due from broker-variation margin                                             470
                                                                -----------------
      Total assets                                                 1,985,249,599
                                                                -----------------
LIABILITIES
Collateral for securities on loan                                     69,472,303
Payable for investments purchased                                     12,764,835
Payable for Fund shares reacquired                                     3,592,801
Accrued expenses and other liabilities                                 1,401,697
Management fee payable                                                   747,637
Distribution fee payable                                                 676,046
Security lending rebate payable                                           55,477
Deferred director's fee payable                                           16,178
Payable to custodian                                                      15,367
Foreign withholding taxes payable                                         13,624
Payable to securities lending agent                                        2,613
Outstanding option written (premiums received $5,900)                        531
                                                                -----------------
      Total liabilities                                               88,759,109
                                                                -----------------
NET ASSETS                                                       $ 1,896,490,490
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par                                          $     1,577,191
   Paid-in capital in excess of par                                2,389,590,076
                                                                -----------------
                                                                   2,391,167,267
   Undistributed net investment income                                   624,174
   Accumulated net realized loss on investments and foreign
      currency transactions                                         (525,921,191)
   Net unrealized appreciation on investments and foreign
      currencies                                                      30,620,240
                                                                -----------------
Net assets, June 30, 2003                                        $ 1,896,490,490
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,300,599,453 / 107,771,933 shares of common stock
      issued and outstanding)                                             $12.07
   Maximum sales charge (5% of offering price)                               .64
                                                                -----------------
   Maximum offering price to public                                       $12.71
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($421,681,287 / 35,466,204 shares of common stock
      issued and outstanding)                                             $11.89
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value and redemption price per share
      ($39,745,373 / 3,342,976 shares of common stock issued
      and outstanding)                                                    $11.89
   Sales charge (1% of offering price)                                       .12
                                                                -----------------
   Offering price to public                                               $12.01
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($134,464,377 / 11,138,021 shares of common stock
      issued and outstanding)                                             $12.07
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     19

Strategic Partners Equity Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2003
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $372,406)        $  14,085,869
   Interest                                                              107,653
   Income from securities lending (net)                                   90,049
                                                                   -------------
      Total income                                                    14,283,571
                                                                   -------------
Expenses
   Management fee                                                      4,210,413
   Distribution fee--Class A                                           1,459,183
   Distribution fee--Class B                                           2,268,173
   Distribution fee--Class C                                             187,241
   Transfer agent's fees and expenses                                  2,114,000
   Reports to shareholders                                               435,000
   Custodian's fees and expenses                                         148,000
   Registration fees                                                      44,000
   Legal fees and expenses                                                25,000
   Audit fees                                                             16,000
   Directors' fees                                                        16,000
   Miscellaneous                                                          43,708
                                                                   -------------
      Total expenses                                                  10,966,718
                                                                   -------------
Net investment income                                                  3,316,853
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                          (126,628,647)
   Financial futures contracts                                         1,436,032
   Foreign currency transactions                                         (18,736)
                                                                   -------------
                                                                    (125,211,351)
                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       323,725,733
   Written options                                                         5,369
   Foreign currencies                                                        768
   Financial futures contracts                                            75,272
                                                                   -------------
                                                                     323,807,142
                                                                   -------------
Net gain on investments and foreign currencies                       198,595,791
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 201,912,644
                                                                   -------------
                                                                   -------------

    20                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                   Ended               Ended
                                               June 30, 2003     December 31, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    3,316,853     $     3,986,149
   Net realized loss on investments and
      foreign currency transactions              (125,211,351)       (330,203,372)
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currencies                          323,807,142        (302,772,991)
                                               --------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                   201,912,644        (628,990,214)
                                               --------------    -----------------
Dividends from net investment income (Note 1)
      Class A                                      (3,913,491)         (1,563,351)
      Class B                                         (92,602)                 --
      Class C                                         (11,802)                 --
      Class Z                                        (569,666)           (550,783)
                                               --------------    -----------------
                                                   (4,587,561)         (2,114,134)
                                               --------------    -----------------
Fund share transactions (net of share
   conversions) (Note 7)
   Proceeds from shares sold                       54,175,504         169,938,529
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 4,397,452           2,037,372
   Cost of shares reacquired                     (192,906,100)       (635,561,417)
                                               --------------    -----------------
   Net decrease in net assets from Fund
      share transactions                         (134,333,144)       (463,585,516)
                                               --------------    -----------------
Total increase (decrease)                          62,991,939      (1,094,689,864)
NET ASSETS
Beginning of period                             1,833,498,551       2,928,188,415
                                               --------------    -----------------
End of period(a)                               $1,896,490,490     $ 1,833,498,551
                                               --------------    -----------------
                                               --------------    -----------------
---------------
(a) Includes undistributed net investment
    income                                     $      624,174     $     1,894,882
                                               --------------    -----------------

    See Notes to Financial Statements                                     21

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited)

      Prudential Equity Fund, Inc., doing business as Strategic Partners Equity Fund (the 'Fund'), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize,

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (or loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (or loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain (or loss) on purchased options is included in net realized gain (or loss) on investment transactions. Gain (or loss) on written options is presented separately as net realized gain (or loss) on options written.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate and securities lending fees, for lending its securities in the form of interest or dividend on the collateral received for the securities loaned. The Fund is entitled to any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

      Dividends and Distributions:    Dividends from net investment income are
declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises each subadviser's performance of such services. Pursuant to subadvisers agreements between PI and each of Jennison Associates LLC ('Jennison'), GE Asset Management, Inc., ('GEAM') and Salomon Brothers Asset Management, Inc. ('Salomon'), these subadvisers are

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

responsible for the day-to-day management of each portion of the Fund they manage with Jennison managing approximately half of the assets and the other two subadvisers each managing approximately 25% of assets. PI pays for the services of Jennison, GEAM and Salomon, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $500 million, .475 of 1% of the next $500 million of average daily net assets and .45 of 1% of the Fund's average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1% of the average daily net assets of Class A, Class B and Class C shares for the six months ended June 30, 2003, respectively.

      PIMS has advised the Fund that it has received approximately $107,100 and $6,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $318,800 and $900 in contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders, respectively.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the amount of the commitment was $800

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

million from January 1, 2003 through May 2, 2003 and allows the Fund to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funds to facilitate capital share redemptions. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an a indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $1,462,000 for the services of PMFS. As of June 30, 2003, approximately $234,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $146,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $137,000 for the six months ended June 30, 2003. As of June 30, 2003, approximately $22,200 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      For the six months ended June 30, 2003, PSI earned $7,419 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

      PSI was the securities lending agent for the Fund. Effective July 1, 2003, Prudential Investment Management, Inc. ('PIM'), an indirect, wholly-owned subsidiary of Prudential is the Fund's securities lending agent. For the six months ended June 30, 2003, PIM has been compensated by the Fund approximately $30,000 for these services of which $2,600 is payable at June 30, 2003.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

      The Fund invested in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

and Exchange Commission. The Taxable Money Market Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended June 30, 2003, the Fund earned income of approximately $153,000 and $285,700 from the Taxable Money market Series by investing its excess cash and collateral received from securities lending respectively.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2003 aggregated $475,161,381 and $594,679,699, respectively.

      As of June 30, 2003, the Fund had securities on loan with an aggregate market value of $66,856,408. The Fund received $69,472,303 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

      During the six months ended June 30, 2003, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2003 are as follows:

                                                   Value at         Value at
Number of                          Expiration        Trade          June 30,         Unrealized
Contracts           Type              Date           Date             2003          Depreciation
---------     -----------------    -----------    -----------     ------------     ---------------
               Long Position:
    43             S&P 500         Sep 2003       $10,533,578     $ 10,462,975        $ (70,603)


Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2002, of approximately $330,563,800 of which $5,750,100 expires in 2009 and $324,813,700 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carry-forward. The Fund elected to treat post-October capital losses and currency losses from the prior fiscal year of approximately $10,299,254 and $36,519, respectively as being incurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2003 were as follows:

                                                               Net Unrealized
   Tax Basis          Appreciation         Depreciation         Depreciation
---------------     ----------------     ----------------     ----------------
$1,951,946,780        $162,425,375        $(209,873,922)       $(47,448,547)

      The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2003, the Fund had a 7.3% undivided interest in the joint account. The undivided interest for the Fund represents $15,805,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bank of America Securities, 1.26%, in the principal amount of $72,637,000, repurchase price $72,639,542, due 7/1/03. The value of the collateral including accrued interest was $74,089,740.

      Bear Stearns & Co., Inc., 1.24%, in the principal amount of $72,636,000, repurchase price $72,638,502, due 7/1/03. The value of the collateral including accrued interest was $74,089,944.

      State Street Corp., 1.25%, in the principal amount of $72,637,000, repurchase price $72,639,522, due 7/1/03. The value of the collateral including accrued interest was $74,096,024.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Six months ended June 30, 2003:
Shares sold                                                  2,662,405    $  29,536,833
Shares issued in reinvestment of dividends                     323,817        3,730,372
Shares reacquired                                          (10,927,740)    (120,463,681)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding before
  conversions                                               (7,941,518)     (87,196,476)
Shares issued upon conversion from Class B                   7,463,022       85,075,187
                                                          ------------    -------------
Net increase (decrease) in shares outstanding                 (478,496)   $  (2,121,289)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended December 31, 2002:
Shares sold                                                  7,327,260    $  91,096,995
Shares issued in reinvestment of dividends                     130,285        1,490,461
Shares reacquired                                          (30,999,590)    (378,829,974)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding before
  conversions                                              (23,542,045)    (286,242,518)
Shares issued upon conversion from Class B                  11,063,693      133,749,286
                                                          ------------    -------------
Net increase (decrease) in shares outstanding              (12,478,352)   $(152,493,232)
                                                          ------------    -------------
                                                          ------------    -------------
Class B
--------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                  1,196,152    $  13,044,303
Shares issued in reinvestment of dividends                       7,921           89,979
Shares reacquired                                           (4,193,970)     (45,185,581)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding before
  conversions                                               (2,989,897)     (32,051,299)
Shares reacquired upon conversion into Class A              (7,573,711)     (85,075,187)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding              (10,563,608)   $(117,126,486)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended December 31, 2002:
Shares sold                                                  3,364,387    $  41,823,415
Shares reacquired                                          (15,390,505)    (181,931,673)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding before
  conversions                                              (12,026,118)    (140,108,258)
Shares reacquired upon conversion into Class A             (11,198,222)    (133,749,286)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding              (23,224,340)   $(273,857,544)
                                                          ------------    -------------
                                                          ------------    -------------
Class C
--------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                    256,023    $   2,787,369
Shares issued in reinvestment of dividends                       1,012           11,496
Shares reacquired                                             (563,413)      (6,061,892)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding                 (306,378)   $  (3,263,027)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended December 31, 2002:
Shares sold                                                    942,630    $  10,960,693
Shares reacquired                                           (1,718,166)     (20,360,745)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding                 (775,536)   $  (9,400,052)
                                                          ------------    -------------
                                                          ------------    -------------

Strategic Partners Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                      Shares          Amount
--------------------------------------------------------  ------------    -------------
Six months ended June 30, 2003:
Shares sold                                                    806,992    $   8,806,998
Shares issued in reinvestment of dividends                      49,097          565,605
Shares reacquired                                           (1,873,605)     (21,194,945)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding               (1,017,516)   $ (11,822,342)
                                                          ------------    -------------
                                                          ------------    -------------
Year ended December 31, 2002:
Shares sold                                                  2,086,771    $  26,057,426
Shares issued in reinvestment of dividends                      47,807          546,911
Shares reacquired                                           (4,397,217)     (54,439,025)
                                                          ------------    -------------
Net increase (decrease) in shares outstanding               (2,262,639)   $ (27,834,688)
                                                          ------------    -------------
                                                          ------------    -------------

Strategic Partners Equity Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    10.82
                                                                  ----------------
Income from investment operations
Net investment income                                                       .03
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                      1.26
                                                                  ----------------
      Total from investment operations                                     1.29
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.04)
Distributions from net realized capital gains                                --
                                                                  ----------------
      Total distributions                                                  (.04)
                                                                  ----------------
Net asset value, end of period                                       $    12.07
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          11.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,300,600
Average net assets (000)                                             $1,177,021
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               1.04%(c)
   Expenses, excluding distribution and service (12b-1) fees                .79%(c)
   Net investment income                                                    .55%(c)
   For Classes A, B, C and Z shares:
      Portfolio turnover                                                     27%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total return for periods of less than a full year is not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.

    32                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                  Class A
----------------------------------------------------------------------------
                          Year Ended December 31,
----------------------------------------------------------------------------
 2002(b)          2001           2000           1999           1998
----------------------------------------------------------------------------
$    14.06     $    16.99     $    19.29     $    19.76     $    19.85
----------     ----------     ----------     ----------     ----------
       .05            .05            .20            .26            .31
     (3.28)         (1.99)           .55           2.15           1.37
----------     ----------     ----------     ----------     ----------
     (3.23)         (1.94)           .75           2.41           1.68
----------     ----------     ----------     ----------     ----------
      (.01)          (.02)          (.22)          (.27)          (.28)
        --           (.97)         (2.83)         (2.61)         (1.49)
----------     ----------     ----------     ----------     ----------
      (.01)          (.99)         (3.05)         (2.88)         (1.77)
----------     ----------     ----------     ----------     ----------
$    10.82     $    14.06     $    16.99     $    19.29     $    19.76
----------     ----------     ----------     ----------     ----------
----------     ----------     ----------     ----------     ----------
    (22.95)%       (12.14)%         4.73%         12.50%          8.41%
$1,171,741     $1,697,621     $2,028,525     $2,240,250     $2,290,659
$1,405,215     $1,822,036     $1,983,138     $2,217,410     $2,088,616
       .95%           .93%           .87%           .86%           .85%
       .70%           .68%           .62%           .61%           .60%
       .40%           .34%          1.01%          1.25%          1.41%
        49%           155%            63%             9%            25%

    See Notes to Financial Statements                                     33

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.67
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                              (.06)
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.28
                                                                  ----------------
      Total from investment operations                                    1.22
                                                                  ----------------
Less distributions
Dividends from net investment income                                        --(c)
Distributions from net realized capital gains                               --
                                                                  ----------------
      Total distributions                                                   --
                                                                  ----------------
Net asset value, end of period                                        $  11.89
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                         11.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $421,681
Average net assets (000)                                              $457,394
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.79%(d)
   Expenses, excluding distribution and service (12b-1) fees               .79%(d)
   Net investment income (loss)                                           (.18)%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effect of sales loads. Total return for periods of less than a full year is not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Less than ($0.005).
(d) Annualized.

    34                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                  Class B
----------------------------------------------------------------------------
                          Year Ended December 31,
----------------------------------------------------------------------------
 2002(b)          2001           2000           1999           1998
----------------------------------------------------------------------------
$    13.95     $    16.97     $    19.26     $    19.73     $    19.83
----------     ----------     ----------     ----------     ----------
      (.04)          (.07)           .11            .13            .14
     (3.24)         (1.98)           .50           2.12           1.37
----------     ----------     ----------     ----------     ----------
     (3.28)         (2.05)           .61           2.25           1.51
----------     ----------     ----------     ----------     ----------
        --             --           (.07)          (.11)          (.12)
        --           (.97)         (2.83)         (2.61)         (1.49)
----------     ----------     ----------     ----------     ----------
        --           (.97)         (2.90)         (2.72)         (1.61)
----------     ----------     ----------     ----------     ----------
$    10.67     $    13.95     $    16.97     $    19.26     $    19.73
----------     ----------     ----------     ----------     ----------
----------     ----------     ----------     ----------     ----------
    (23.51)%       (12.80)%         3.93%         11.69%          7.55%
$  491,226     $  966,066     $1,479,532     $2,351,200     $2,923,060
$  736,091     $1,182,447     $1,785,239     $2,666,269     $3,135,980
      1.70%          1.68%          1.62%          1.61%          1.60%
       .70%           .68%           .62%           .61%           .60%
      (.35)%         (.40)%          .26%           .49%           .66%

    See Notes to Financial Statements                                     35

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.67
                                                                      --------
Income from investment operations
Net investment income (loss)                                              (.02)
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.24
                                                                      --------
      Total from investment operations                                    1.22
                                                                      --------
Less distributions
Dividends from net investment income                                        --(c)
Distributions from net realized capital gains                               --
                                                                      --------
      Total distributions                                                   --
                                                                      --------
Net asset value, end of period                                        $  11.89
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                         11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 39,745
Average net assets (000)                                              $ 37,758
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.79%(d)
   Expenses, excluding distribution and service (12b-1) fees               .79%(d)
   Net investment income (loss)                                           (.19)%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total return for periods of less than a full year is not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Less than ($0.005).
(d) Annualized.

    36                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                Class C
-----------------------------------------------------------------------
                        Year Ended December 31,
-----------------------------------------------------------------------
 2002(b)        2001          2000          1999          1998
-----------------------------------------------------------------------
 $ 13.95       $ 16.97       $ 19.26       $ 19.73       $ 19.83
---------     ---------     ---------     ---------     ---------
    (.04)         (.06)          .04           .10           .16
   (3.24)        (1.99)          .57          2.15          1.35
---------     ---------     ---------     ---------     ---------
   (3.28)        (2.05)          .61          2.25          1.51
---------     ---------     ---------     ---------     ---------
      --            --          (.07)         (.11)         (.12)
      --          (.97)        (2.83)        (2.61)        (1.49)
---------     ---------     ---------     ---------     ---------
      --          (.97)        (2.90)        (2.72)        (1.61)
---------     ---------     ---------     ---------     ---------
 $ 10.67       $ 13.95       $ 16.97       $ 19.26       $ 19.73
---------     ---------     ---------     ---------
---------     ---------     ---------     ---------
  (23.51)%      (12.80)%        3.93%        11.69%         7.55%
 $38,943       $61,722       $67,237       $82,737       $88,839
 $49,304       $64,197       $67,999       $86,078       $82,907
    1.70%         1.68%         1.62%         1.61%         1.60%
     .70%          .68%          .62%          .61%          .60%
    (.34)%        (.40)          .26%          .50%          .67%

    See Notes to Financial Statements                                     37

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.83
                                                                  ----------------
Income from investment operations
Net investment income                                                      .05
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.24
                                                                  ----------------
   Total from investment operations                                       1.29
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.05)
Distributions from net realized capital gains                               --
                                                                  ----------------
      Total distributions                                                 (.05)
                                                                  ----------------
Net asset value, end of period                                        $  12.07
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                         11.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $134,464
Average net assets (000)                                              $131,296
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .79%(c)
   Expenses, excluding distribution and service (12b-1) fees               .79%(c)
   Net investment income                                                   .81%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.

    38                                     See Notes to Financial Statements

Strategic Partners Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                Class Z
-----------------------------------------------------------------------
                        Year Ended December 31,
-----------------------------------------------------------------------
 2002(b)        2001          2000          1999          1998
-----------------------------------------------------------------------
$   14.06     $   16.99     $   19.30     $   19.76     $   19.87
---------     ---------     ---------     ---------     ---------
      .08           .09           .25           .31           .35
    (3.27)        (2.00)          .54          2.16          1.36
---------     ---------     ---------     ---------     ---------
    (3.19)        (1.91)          .79          2.47          1.71
---------     ---------     ---------     ---------     ---------
     (.04)         (.05)         (.27)         (.32)         (.33)
       --          (.97)        (2.83)        (2.61)        (1.49)
---------     ---------     ---------     ---------     ---------
     (.04)        (1.02)        (3.10)        (2.93)        (1.82)
---------     ---------     ---------     ---------     ---------
$   10.83     $   14.06     $   16.99     $   19.30     $   19.76
---------     ---------     ---------     ---------     ---------
---------     ---------     ---------     ---------     ---------
   (22.67)%      (11.93)%        4.95%        12.81%         8.56%
$ 131,589     $ 202,779     $ 255,250     $ 304,906     $ 307,921
$ 165,724     $ 225,442     $ 269,633     $ 302,528     $ 311,816
      .70%          .68%          .62%          .61%          .60%
      .70%          .68%          .62%          .61%          .60%
      .65%          .60%         1.26%         1.50%         1.67%

    See Notes to Financial Statements                                     39
                             www.strategicpartners.com      (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

GE Asset Management, Inc.
3003 Summer Street
Stamford, CT 06904

Salomon Brothers Asset Management, Inc.
388 Greenwich Street, 8th Floor
New York, NY 10013

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols   Nasdaq     CUSIP
Class A        PBQAX      86276T102
Class B        PBQFX      86276T201
Class C        PRECX      86276T300
Class Z        PEQZX      86276T409

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL     MAY LOSE VALUE     ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
GOVERNMENT AGENCY                                                 ANY BANK AFFILIATE

[LOGO] Strategic Partners

Fund Symbols   Nasdaq     CUSIP
Class A        PBQAX      86276T102
Class B        PBQFX      86276T201
Class C        PRECX      86276T300
Class Z        PEQZX      86276T409

MFSP101E2      IFS-A083174

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Equity Fund, Inc. (d/b/a Strategic Partners Equity Fund)

By: /s/ Marguerite E.H. Morrison
    ----------------------------------------------------------
    Marguerite E.H. Morrison
    Assistant Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003